CBA


CBA Money Fund

Semi-Annual Report
August 31, 1996





This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. The Fund seeks to maintain a consistent $1.00 net asset value per share, although this cannot be assured. An investment in the Fund is neither insured nor guaranteed by the US Government. Statements and other information herein are as dated and are subject to change.




















CBA Money Fund
Box 9011
Princeton, NJ 08543-9011

CBA Money Fund
Dear Shareholder:


For the six-month period ended August 31, 1996, CBA Money Fund paid shareholders a net annualized dividend of 4.72%*. The Fund's 7-day yield as of August 31, 1996 was 4.78%.

The average portfolio maturity for CBA Money Fund at August 31, 1996 was 62 days, compared to 80 days at February 29, 1996.

The Environment
During the six-month period ended August 31, 1996, economic crosscurrents led to continued stock and bond market volatility. The US economy has demonstrated surprising resilience thus far this year. As a result, when economic data releases during the August period appeared to indicate that the US economy was expanding at a stronger-than-expected (and potentially inflationary) rate, investors focused on the increasing possibility of monetary policy tightening by the Federal Reserve Board. During these periods, stock prices declined and long-term interest rates moved higher. However, when economic results were at or below expectations, investors' concerns about an overheating economy and monetary policy tightening subsided, and stock and bond prices improved.

[FN]
*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


The shifts in perceptions were exemplified by investors' reactions to the release of recent employment reports. Inflationary concerns were heightened further with the report of a stronger-than-expected employment report for June. Unemployment fell to a six-year low, and hourly wages rose sharply. This mounting evidence of a tighter labor market and rising labor costs suggested to many investors that the US central bank would be forced to raise short-term interest rates in the coming months. However, more subdued job growth and decelerating hourly wage gains were subsequently reported for the month of July. Although the employment report for August (released in early September) showed that unemployment had dropped to its lowest level since 1989, these results were generally in line with expectations and were received favorably by investors.

During the six months ended August 31, 1996, short-term interest rates generally rose in response to a strong economic performance and inflationary concerns. Believing that monetary policy could be less accommodative in the near future, we recently moved to reduce the Fund's average maturity to reflect a slightly more cautious posture.

Investors will continue to monitor economic data releases to determine the potential for monetary policy tightening by the Federal Reserve Board. The potential outcome of the upcoming November election will also increasingly influence investor psychology in the weeks ahead.

The portfolio's composition at the end of the August period and as of our last report is detailed below:


                                    8/31/96  2/29/96

 Bank Notes                           1.7%    2.3%
 Certificates of Deposit--
   European                           --      1.8
 Certificates of Deposit--Yankee*     0.7     0.4
 Commercial Paper                    53.2    48.9
 Corporate Notes                      5.3     5.0
 Master Notes                         3.2     2.0
 Repurchase Agreements                4.9     4.7
 US Government & Agency
   Obligations                       31.7    34.3
 Other Assets Less Liabilities        --      0.6
 Liabilities in Excess of
   Other Assets                      (0.7)    --
	                            ------  ------
                                    100.0%  100.0%
		                    ======  ======
[FN]
*US branches of foreign banks.


In Conclusion
We appreciate your continued support of CBA Money Fund, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,






(Arthur Zeikel)
Arthur Zeikel
President

(Carlo J. Giannini)
Carlo J. Giannini
Vice President and Portfolio Manager

September 30, 1996




CBA Money Fund
Schedule of Investments as of August 31, 1996   (in Thousands)

                   Face     Interest     Maturity      Value
Issue             Amount      Rate*        Date      (Note 1a)

                        Bank Notes--1.7%

Banc One,        $10,000      5.30%      9/05/96   $   10,000
Milwaukee++       25,000      5.33       2/06/97       24,996

Total Bank Notes (Cost--$34,996)                       34,996

               Certificates of Deposit--Yankee--0.7%

Canadian Imperial 15,000      5.52       9/11/96       15,000
Bank of Commerce

Total Certificates of Deposit--Yankee
(Cost--$15,000)                                        15,000

                    Commercial Paper--53.2%

ABN-AMRO           5,000      5.34       11/06/96       4,949
North America     25,000      5.30       11/12/96      24,721
Finance,Inc.

Alcatel Alsthom   25,000      5.34       11/04/96      24,751
Inc.

Alpine            15,000      5.39        9/18/96      14,957
Securitization
Corp.

American Brands   10,000      5.30        9/09/96       9,985
Inc.              35,700      5.48       10/07/96      35,497

Bank of Scotland  15,000      5.44        2/24/97      14,594
Treasury Services
PLC

Bass Finance      25,000      5.40        9/10/96      24,959
(C.I.) Ltd.

Bear Stearns      25,000      5.41        9/10/96      24,958
Companies, Inc.   30,000      5.34       11/07/96      29,688

Beta Finance Inc. 15,000      5.36       10/09/96      14,911
                  10,000      5.32       11/18/96       9,879
                   3,000      5.32       11/25/96       2,961
                  12,000      5.40        2/24/97      11,675

CSW Credit, Inc.  11,000      5.42        9/06/96      10,988
                  25,600      5.31       10/15/96      25,426

CXC Incorporated  10,000      5.45       10/07/96       9,943

Caisse            25,000      5.51       12/27/96      24,551
D'amortissement   25,000      5.40        2/24/97      24,324
de la Dette
Sociale

Eureka            25,000      5.43        9/18/96      24,928
Securitization    25,000      5.38        9/19/96      24,925
Inc.              30,000      5.42        9/26/96      29,877
                  10,000      5.31       10/17/96       9,929

Ford Motor        25,000      5.40       10/15/96      24,829
Credit Co.

France Telecom    15,000      5.42        9/04/96      14,989

General Motors    25,000      5.34        9/03/96      24,985
Acceptance Corp.  20,000      5.45       10/21/96      19,845
                  25,000      5.55       10/28/96      24,781
                  15,000      5.34       11/12/96      14,833

Glaxo Wellcome     8,000      5.31        9/17/96       7,979
PLC               15,000      5.30       10/15/96      14,898

Goldman Sachs     25,000      5.40        9/17/96      24,932
Group, L.P.       10,000      5.30       10/30/96       9,909

                   Face     Interest     Maturity      Value
Issue             Amount     Rate*         Date      (Note 1a)


                  Commercial Paper (concluded)

Greenwich        $16,220      5.30 %      9/06/96  $   16,203
Funding           15,000      5.34        9/06/96      14,984
Corporation       15,000      5.31       10/11/96      14,907
                  20,000      5.46       10/17/96      19,857
                   8,078      5.31       10/18/96       8,019

International     24,000      5.40        9/17/96      23,934
Lease Finance
Corp.

International     19,562      5.34        9/03/96      19,550
Securitization
Corp.              8,500      5.50       10/25/96       8,429

Kingdom of        20,000      5.28       10/18/96      19,854
Sweden            30,000      5.39        2/10/97      29,252


Korea             45,000      5.31        9/12/96      44,914
Development Bank  25,000      5.36       11/27/96      24,664

McKenna Triangle  30,000      5.33        9/04/96      29,977
National Corp.

New Center Asset  50,000      5.31        9/06/96      49,948
Trust             15,000      5.40        2/07/97      14,633
                  20,000      5.50        2/25/97      19,456

Nomura Holding    24,000      5.35       10/11/96      23,850
America, Inc.

Province of       10,000      5.41        9/25/96       9,960
Quebec

Toshiba            4,200      5.35       10/11/96       4,174
International      6,600      5.35       10/15/96       6,555
Finance (UK) PLC   9,300      5.37       11/12/96       9,196


Westpac Capital   25,000      5.39        9/27/96      24,893
Corporation

Windmill Funding  15,626      5.30        9/17/96      15,585
Corp.              9,190      5.32       10/15/96       9,127

Total Commercial Paper
(Cost--$1,077,320)                                  1,077,277

                       Corporate Notes--5.3%

Abbey National    25,000      5.297       5/16/97      24,982
Treasury Services
PLC++

Associates Corp.   6,500       9.70       5/01/97       6,670
of North America

Bear Stearns       5,000      5.487       9/20/96       5,000
Companies
Inc.++

CIT Group         20,000      5.30       12/23/96      19,994
Holdings, Inc.
(The)++

SMM Trust         25,000      5.422       1/08/97      25,000
Certificate
(1995-Q)++

Short Term Card   20,000      5.432       1/15/97      20,000
Account Trust
(1995-1)++

Toyota Motor       6,000      5.288       9/13/96       6,000
Credit Corp.++

Total Corporate Notes
(Cost--$107,627)                                      107,646


CBA Money Fund
Schedule of Investments as of August 31, 1996 (concluded)
                                                (in Thousands)

                   Face     Interest     Maturity      Value
Issue             Amount     Rate*         Date      (Note 1a)

                      Master Notes--3.2%

Goldman Sachs    $40,000      5.36 %     11/08/96  $   40,000
Group L.P.++

Jackson National  25,000      5.50        4/08/97      25,000
Life Insurance
Co.++

Total Master Notes
(Cost--$65,000)                                        65,000

               US Government & Agency Obligations--
                       Discount Notes--1.7%

Federal Home Loan 25,000      5.48        1/27/97      24,441
Banks

Federal National  10,000      5.11       10/30/96       9,912
Mortgage
Association

Total US Government & Agency Obligations--
Discount Notes (Cost--$34,342)                         34,353

               US Government & Agency Obligations--
                  Non-Discount Notes--30.0%

Federal Farm       5,000      5.24++      2/07/97       4,997
Credit Banks       5,000      6.24        5/07/98       4,988

Federal Home       7,000      5.83++      1/31/97       7,002
Loan Banks        15,000      5.78++      2/03/97      14,999
                  15,000      5.78++      2/10/97      15,000
                   5,500      5.50       11/10/97       5,451

Federal Home      14,940      7.88       12/20/96      15,046
Loan Mortgage
Corp.

Federal National  25,000      5.272++    10/11/96      25,000
Mortgage           5,000      5.31       10/18/96       4,999
Association       27,780      5.60       11/01/96      27,805
                   8,800      5.34++     11/04/96       8,800
                  15,000      5.85++      2/14/97      15,006
                  25,000      5.43++      2/21/97      25,000
                  15,000      5.30++      3/14/97      15,000
                  14,000      5.252++     4/15/97      13,991
                  20,000      5.258++     4/28/97      19,991
                   8,000      5.33++      5/14/97       7,995
                  25,000      5.295++     5/22/97      24,988


                   Face     Interest     Maturity      Value
Issue             Amount     Rate*         Date      (Note 1a)

               US Government & Agency Obligations--
                  Non-Discount Notes (concluded)

Federal National $29,000      5.39++%     7/16/97  $   28,983
Mortgage          15,000      5.41++      8/01/97      14,994
Association       13,000      5.395++     9/03/97      12,990
(concluded)       10,000      5.405++     9/09/97       9,993
                   5,000      5.79       11/14/97       4,984

Student Loan      20,000      5.272       9/20/96      20,000
Marketing         15,000      5.34       10/04/96      15,000
Association++     10,000      5.57        1/14/97      10,000
                   5,000      5.56       10/30/97       5,007

US Treasury       32,000      7.25       11/15/96      32,110
Notes             20,000      7.50        1/31/97      20,150
                  20,000      8.50        4/15/97      20,325
                  20,000      6.50        4/30/97      20,097
                  10,000      6.875       4/30/97      10,070
                  25,000      6.50        5/15/97      25,117
                  45,000      8.50        7/15/97      45,970
                  35,000      5.875       7/31/97      34,978
                   1,500      5.75        9/30/97       1,496
                   4,000      5.375      11/30/97       3,964
                   9,000      5.25       12/31/97       8,902
                   7,000      5.00        1/31/98       6,891

Total US Government & Agency Obligations--
Non-Discount Notes (Cost--$608,733)                   608,079

               Repurchase Agreements**--4.9%

Face Amount                  Issue

$99,046        Fuji Securities, Inc., purchased on
               8/30/1996 to yield 5.28% to 9/03/1996   99,046

Total Repurchase Agreements
(Cost--$99,046)                                        99,046

Total Investments (Cost--$2,042,064)--100.7%        2,041,397

Liabilities in Excess of Other Assets--(0.7%)         (14,429)
                                                   ----------
Net Assets--100.0%                                 $2,026,968
                                                   ==========

[FN]
 *Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjusted periodically based upon appropriate indexes; the interest rates shown are those in effect at August 31, 1996.
**Repurchase Agreements are fully collateralized by US Government
  Obligations.
++Variable Rate Notes.

  See Notes to Financial Statements.



CBA Money Fund
Statement of Assets and Liabilities as of August 31, 1996
Assets:
Investments, at value (identified cost--$2,042,063,770*) (Note 1a)                                        $2,041,396,590
Cash                                                                                                                 379
Receivables:
  Interest                                                                               $    8,851,209
  Securities sold                                                                                    30        8,851,239
                                                                                         --------------
Prepaid registration fees and other assets (Note 1d)                                                           1,347,860
                                                                                                          --------------
Total assets                                                                                               2,051,596,068
                                                                                                          --------------

Liabilities:
Payables:
  Securities purchased                                                                       22,983,386
  Investment adviser (Note 2)                                                                   633,312
  Distributor (Note 2)                                                                          480,496
  Beneficial interest redeemed                                                                        5       24,097,199
                                                                                         --------------
Accrued expenses and other liabilities                                                                           531,069
                                                                                                          --------------
Total liabilities                                                                                             24,628,268
                                                                                                          --------------
Net Assets                                                                                                $2,026,967,800
                                                                                                          ==============

Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited number of shares
authorized                                                                                                $  202,763,498
Paid-in capital in excess of par                                                                           1,824,871,482
Unrealized depreciation on investments--net                                                                     (667,180)
                                                                                                          --------------
Net Assets--Equivalent to $1.00 per share based on 2,027,634,980 shares of
beneficial interest outstanding                                                                           $2,026,967,800
                                                                                                          ==============

*The aggregate cost of investments at August 31, 1996 for Federal income tax purposes was $2,042,063,770. As of August 31, 1996, net unrealized depreciation for Federal income tax purposes amounted to $667,180, of which $95,773 related to appreciated securities and $762,953 related to depreciated securities.

 See Notes to Financial Statements.


CBA Money Fund
Statement of Operations for the Six Months Ended August 31, 1996
Investment Income (Note 1c):
Interest and amortization of premium and discount earned                                                  $   54,677,108

Expenses:
Investment advisory fees (Note 2)                                                        $    4,222,051
Transfer agent fees (Note 2)                                                                  1,631,879
Distribution fees (Note 2)                                                                    1,234,627
Registration fees (Note 1d)                                                                     102,651
Accounting services (Note 2)                                                                     71,814
Printing and shareholder reports                                                                 64,486
Custodian fees                                                                                   58,132
Professional fees                                                                                33,979
Trustees' fees and expenses                                                                      19,934
Other                                                                                            15,865
                                                                                         --------------
Total expenses before reimbursement                                                           7,455,418
Reimbursement of expenses (Note 2)                                                             (403,686)
                                                                                         --------------
Total expenses after reimbursement                                                                             7,051,732
                                                                                                          --------------
Investment Income--Net                                                                                        47,625,376

Realized Gain on Investments--Net (Note 1c)                                                                       22,875

Change in Unrealized Appreciation on Investments--Net                                                           (714,600)
                                                                                                          --------------
Net Increase in Net Assets Resulting from Operations                                                      $   46,933,651
                                                                                                          ==============


See Notes to Financial Statements.

                                                                                          For the Six        For the
CBA Money Fund                                                                            Months Ended      Year Ended
Statements of Changes in Net Assets                                                     August 31, 1996  February 29, 1996

Increase (Decrease) in Net Assets:
Operations:
Investment income--net                                                                   $   47,625,376   $   87,416,442
Realized gain on investments--net                                                                22,875          248,237
Change in unrealized appreciation on investments--net                                          (714,600)         (12,858)
                                                                                         --------------   --------------
Net increase in net assets resulting from operations                                         46,933,651       87,651,821
                                                                                         --------------   --------------

Dividends & Distributions to Shareholders (Note 1e):
Investment income--net                                                                      (47,625,376)     (87,416,442)
Realized gain on investments--net                                                               (22,875)        (248,237)
                                                                                         --------------   --------------
Net decrease in net assets resulting from dividends and distributions to
shareholders                                                                                (47,648,251)     (87,664,679)
                                                                                         --------------   --------------
Beneficial Interest Transactions (Note 3):
Net proceeds from sale of shares                                                          2,725,298,459    5,183,058,051
Net asset value of shares issued to shareholders in reinvestment of dividends
and distributions (Note 1e)                                                                  47,546,844       87,477,649
                                                                                         --------------   --------------
                                                                                          2,772,845,303    5,270,535,700
Cost of shares redeemed                                                                  (2,733,162,727)  (4,688,838,267)
                                                                                         --------------   --------------
Net increase in net assets derived from beneficial interest transactions                     39,682,576      581,697,433
                                                                                         --------------   --------------
Net Assets:
Total increase in net assets                                                                 38,967,976      581,684,575
Beginning of period                                                                       1,987,999,824    1,406,315,249
                                                                                         --------------   --------------
End of period                                                                            $2,026,967,800   $1,987,999,824
                                                                                         ==============   ==============


See Notes to Financial Statements.

CBA Money Fund
Financial Highlights
The following per share data and ratios have been
derived from information provided in the financial         For the Six     For the
statements.                                                Months Ended  Year Ended    For the Year Ended February 28,
                                                            August 31,   February 29,
Increase (Decrease) in Net Asset Value:                        1996         1996        1995        1994        1993
Per Share Operating Performance:
Net asset value, beginning of period                         $     1.00  $     1.00  $     1.00  $     1.00   $     1.00
                                                             ----------  ----------  ----------  ----------   ----------
Investment income--net                                            .0236       .0524       .0396       .0260        .0304
Realized and unrealized gain (loss) on investments
--net                                                            (.0004)      .0001       .0005      (.0004)       .0017
                                                             ----------  ----------  ----------  ----------   ----------
Total from investment operations                                  .0232       .0525       .0401       .0256        .0321
                                                             ----------  ----------  ----------  ----------   ----------
Less dividends and distributions:
 Investment income--net                                          (.0236)     (.0524)     (.0396)     (.0260)      (.0304)
 Realized gain on investments--net                               (.0000)**   (.0001)     (.0000)**   (.0004)      (.0014)
                                                             ----------  ----------  ----------  ----------   ----------
Total dividends and distributions                                (.0236)     (.0525)     (.0396)     (.0264)      (.0318)
                                                             ----------  ----------  ----------  ----------   ----------
Net asset value, end of period                               $     1.00  $     1.00  $     1.00  $     1.00   $     1.00
                                                             ==========  ==========  ==========  ==========   ==========
Total Investment Return                                           4.72%*      5.38%       4.04%       2.66%        3.24%
                                                             ==========  ==========  ==========  ==========   ==========
Ratios to Average Net Assets:
Expenses, net of reimbursement                                     .70%*       .75%        .77%        .71%         .71%
                                                             ==========  ==========  ==========  ==========   ==========
Expenses                                                           .74%*       .79%        .81%        .75%         .75%
                                                             ==========  ==========  ==========  ==========   ==========
Investment income and realized gain on
investments--net                                                  4.71%*      5.22%       3.98%       2.62%        3.19%
                                                             ==========  ==========  ==========  ==========   ==========
Supplemental Data:
Net assets, end of period (in thousands)                     $2,026,968  $1,988,000  $1,406,315  $1,287,456   $1,242,686
                                                             ==========  ==========  ==========  ==========   ==========

 *Annualized.
**Amount is less than $.0001 per share.



See Notes to Financial Statements.

CBA Money Fund
Notes to Financial Statements


1. Significant Accounting Policies:
CBA Money Fund (the "Fund") is a money fund whose shares are offered to subscribers to the Capital Builder Account service of Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S") and to subscribers to the Broadcort Capital Account service of Broadcort Capital Corp. ("Broadcort"). Shares may also be purchased by individual investors not subscribing to these services, but such investors will not receive any of the special features offered as a part of such services. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities with remaining maturities of greater than sixty days, for which market quotations are readily available, will be valued at market value. When securities are valued with sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Other securities held by the Fund will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

2. Investment Advisory Agreement and
Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is
Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM (the "Manager") is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: 0.50% of the first $500 million of average daily net assets, 0.425% of average daily net assets in excess of $500 million but not exceeding $1 billion, and 0.375% of average daily net assets in excess of $1 billion. The most restrictive annual expense limitation requires that the Manager reimburse the Fund in any amount necessary to prevent such operating expenses of the Fund (excluding interest, taxes, distribution fees, brokerage fees and commissions, and extraordinary items) from exceeding in any fiscal year 2.5% of the Fund's first $30 million of average daily net assets, 2.0% of the next $70 million of average daily net assets and 1.5% of the remaining average daily net assets. No fee payment will be made to the Manager during the year which will cause such expenses to exceed the pro rata expense limitation at the time of such payment. During the six months ended August 31, 1996, the Manager earned $4,222,051, of which $403,686 was voluntarily waived.


Notes to Financial Statements
(concluded)


The Fund has adopted a Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which MLPF&S and Broadcort each receive a distribution fee under the Distribution Agreement from the Fund at the end of each month at the annual rate of 0.125% of average daily net assets of the Fund attributable to subscribers to the respective Capital Builder Account and Broadcort Capital Account programs. The MLPF&S distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The Broadcort distribution fee is to compensate selected dealers for activities and services related to the sale, promotion and marketing of shares of the Fund. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S or Broadcort in processing share orders and administering shareholder accounts.
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Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-
owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, MLFDS, MLPF&S, and/or ML & Co.

3. Beneficial Interest Transactions:
The number of shares purchased and redeemed during the year corresponds to the amounts included in the Statements of Changes in Net Assets with respect to net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.




Officers and Trustees

Arthur Zeikel--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Richard R. West--Trustee
Terry K. Glenn--Executive Vice President
Joseph T. Monagle Jr.--Senior Vice President
Donald C. Burke--Vice President
Carlo J. Giannini--Vice President
Kevin J. McKenna--Vice President
Gerald M. Richard--Treasurer
Robert Harris--Secretary


Custodian

State Street Bank and Trust Company
P.O. Box 1713
Boston, Massachusetts 02101


Transfer Agent

Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 221-7210*
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[FN]
*For inquiries regarding your CBA account, call
(800) 247-6400.